Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Shares		Additional Paid-in Capital	Retained earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Shares to be Issued	Non- controlling Interests	Total
Balance at Dec. 31, 2022		$ 51,451	[1]	$ 31,727,407	$ (22,253,030)	$ (141,477)			$ 9,384,351
Balance (in Shares) at Dec. 31, 2022	[1]	643,130
Issuance of common stock for cash							1,430,000		1,430,000
Acquisition of additional non-controlling interest								15,298,616	15,298,616
Conversion of bond to equity		$ 1,940,000	[1]	60,781,596					62,721,596
Conversion of bond to equity (in Shares)	[1]	24,250,000
Net income (loss)					45,501,683			(82,302)	45,419,381
Foreign currency translation adjustment						(129,624)		(8,790)	(138,414)
Deconsolidation of discontinued operations								(15,207,524)	(15,207,524)
Balance at Dec. 31, 2023		$ 1,991,451	[1]	92,509,003	23,248,653	(271,101)	1,430,000		118,908,006
Balance (in Shares) at Dec. 31, 2023	[1]	24,893,130
Withdrawal of issuance of common stock for cash				(112,748)			(1,430,000)		(1,542,748)
Reverse stock split adjustment		$ (2)	[1]	2
Reverse stock split adjustment (in Shares)	[1]	(16)
Conversion of bond to equity		$ 23,500	[1]	313,077					336,577
Conversion of bond to equity (in Shares)	[1]	293,750
Net income (loss)					(91,168,280)				(91,168,280)
Foreign currency translation adjustment						69,610			69,610
Balance at Dec. 31, 2024		$ 2,014,949	[1]	92,709,334	(67,919,627)	(201,491)			26,603,165
Balance (in Shares) at Dec. 31, 2024	[1]	25,186,864
Conversion of bond to equity		$ 5,952,075	[1]	38,018,885					43,970,960
Conversion of bond to equity (in Shares)	[1]	74,400,947
Net income (loss)					(56,075,245)				(56,075,245)
Foreign currency translation adjustment						20,277			20,277
Balance at Dec. 31, 2025		$ 7,967,024	[1]	$ 130,728,219	$ (123,994,872)	$ (181,214)			$ 14,519,157
Balance (in Shares) at Dec. 31, 2025	[1]	99,587,811

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.